PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Retiree Medicare drug subsidy
2026	$ 3
2027	3
2028	2
2029	2
2030	2
2031-2035	4
Pension
Pension and Postretirement
2026	320
2027	315
2028	316
2029	305
2030	303
2031-2035	1,380
Postretirement
Pension and Postretirement
2026	26
2027	23
2028	21
2029	19
2030	16
2031-2035	$ 61